Concentration of Risks - Summary of External Customers with 10% or More of Group's Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenue, Major Customer [Line Items]
Revenue	¥ 417,981	$ 59,770	¥ 456,152	¥ 117,426
Cost of Revenue	160,827	22,998	176,206	42,115
Supplier A [Member]
Revenue, Major Customer [Line Items]
Cost of Revenue	26,399	3,775	0	0
Supplier B [Member]
Revenue, Major Customer [Line Items]
Cost of Revenue			22,576
Supplier C [Member]
Revenue, Major Customer [Line Items]
Cost of Revenue				5,585
Customer A [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue	100,000	14,300	0	0
Customer B [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue	81,504	11,655		28,673
Customer C [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue	53,540	7,656	120,796	0
Customer D [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue	0	0	100,000	0
Customer E [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue	¥ 0	$ 0	63,451	0
Customer F [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue			¥ 0	¥ 11,752